[Stradley Ronon Stevens & Young, LLP Letterhead]

January 2, 2014

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:	Delaware Group State Tax-Free Income Trust (the “Trust”)
File Nos. 002-57791; 811-02715
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 65 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on December 30, 2013.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely,

/s/Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:           Emilia P. Wang
Bruce G. Leto